CAPITAL AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt repayments
Cash and cash equivalents	$ 575.1	$ 349.0	$ 1,025.8
Liquidity risk | Long-term debt
Debt repayments
Contractual cash flow	2,610.3
Liquidity risk | 2020 | Long-term debt
Debt repayments
Contractual cash flow	98.5
Liquidity risk | 2021-2024 | Long-term debt
Debt repayments
Contractual cash flow	1,402.1
Liquidity risk | 2025+ | Long-term debt
Debt repayments
Contractual cash flow	$ 1,109.7